Fair Value Measurement - Schedule of Quantitative Information Regarding Warrant Liability (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
E I B Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant settled for cash amount	$ 19,942